Treasury Shares	12 Months Ended
Dec. 31, 2019
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Treasury Shares
23.	Treasury Shares
Treasury shares as of December 31, 2019 and 2018 are as follows:

(In millions of won, except for share data)
	December 31, 2019		December 31, 2018
Number of shares(*)		7,609,263	8,875,883
Acquisition cost	￦	1,696,997	1,979,475

(*)
The Parent Company disposed 1,266,620 of its treasury shares to Kakao Co., Ltd. in exchange for ￦300,000 million in cash and acquired 2,177,401 shares of Kakao Co., Ltd. for ￦302,321 million during the year ended December 31, 2019 in order to solidify the future ICT business cooperation (See note 11). The number of treasury shares have decreased by 1,260,668 due to the comprehensive stock exchange transaction with SK Holdings Co., Ltd. in 2018.